Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 4,522	$ 5,543	$ 6,776
Cost of revenues		6,868	6,553	6,319
Gross Profit/(loss)		(2,346)	(1,010)	457
Sales and marketing expenses		279	284	1,134
General and administrative expenses		2,424	5,973	5,703
Research and development expenses		217	642	853
Impairment losses of assets		1,557		138
Total operating expenses		4,477	6,899	7,828
Loss from operations		(6,823)	(7,909)	(7,371)
Other income/(expense), net		369	2,023	1,251
Loss before income tax		(6,454)	(5,886)	(6,120)
Income tax benefit(expenses)
Net loss		(6,454)	(5,886)	(6,120)
Other comprehensive loss
Foreign currency translation (loss )/gain		29	(25)	(56)
Total comprehensive loss		$ (6,425)	$ (5,911)	$ (6,176)
Loss per ordinary share*
Basic (in Dollars per share)	[1]	$ (3.5146)	$ (3.4582)	$ (3.7916)
Diluted (in Dollars per share)	[1]	$ (3.5146)	$ (3.4582)	$ (3.7916)
Weighted average number of ordinary shares outstanding*:
Basic (in Shares)	[1]	1,836,330	1,702,018	1,614,089
Diluted (in Shares)	[1]	1,836,330	1,702,018	1,614,089

[1]	The shares and per share data are presented on a retroactive basis to reflect the reverse stock split.